Derivative Financial Instruments and Hedge Accounting_Detailed Information About Held For Trading Instruments And Hedging Instruments(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		₩ 449,589,904	₩ 376,249,136
Assets		3,008,598	1,915,532
Liabilities		2,842,950	2,724,994
Fair value hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		7,545,289	5,543,273
Assets		151,588	64,856
Liabilities		57,538	120,582
Changes in the fair value		27,076	(144,541)
Cash flow hedges
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		6,214,235	6,442,788
Assets		27,080	40,650
Liabilities		101,551	53,259
Changes in the fair value		(64,531)	(23,022)
Hedge on Net Investments in Foreign Operations
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		372,824	620,415
Assets		3,407	4,924
Liabilities		102,557	91,521
Changes in the fair value		(13,410)	(25,198)
Interest rate | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		291,134,704	241,335,361
Assets		780,746	581,933
Liabilities		1,021,134	807,215
Forwards | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		570,000	570,000
Assets		206	0
Liabilities		84,126	55,056
Futures | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount	[1]	2,951,770	4,269,407
Assets	[1]	698	1,124
Liabilities	[1]	235	3,852
Swaps | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		270,091,778	219,558,592
Assets		512,145	421,591
Liabilities		557,511	471,915
Swaps | Fair value hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		5,326,500	3,845,555
Assets		129,085	58,933
Liabilities		29,676	88,017
Changes in the fair value		101,448	(37,638)
Swaps | Cash flow hedges
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		3,600,334	4,142,336
Assets		3,698	17,891
Liabilities		28,484	12,766
Changes in the fair value		(25,997)	(6,364)
Options | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		17,521,156	16,937,362
Assets		267,697	159,218
Liabilities		379,262	276,392
Currency | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		136,772,171	113,316,267
Assets		1,554,534	1,099,352
Liabilities		1,375,350	1,014,359
Forwards | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		87,373,417	74,189,998
Assets		942,632	622,745
Liabilities		750,380	548,127
Forwards | Fair value hedge
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		2,218,789	1,697,718
Assets		22,503	5,923
Liabilities		27,862	32,565
Changes in the fair value		(74,372)	(106,903)
Forwards | Hedge on Net Investments in Foreign Operations
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		275,569	530,967
Assets		3,407	4,924
Liabilities		5,302	2,412
Changes in the fair value		(10,330)	(21,877)
Futures | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount	[1]	107,793	602,805
Assets	[1]	0	37
Liabilities	[1]	349	240
Swaps | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		46,501,399	36,073,995
Assets		606,464	470,499
Liabilities		610,275	452,390
Swaps | Cash flow hedges
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		2,613,901	2,300,452
Assets		23,382	22,759
Liabilities		73,067	40,493
Changes in the fair value		(38,534)	(16,658)
Options | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		2,789,562	2,449,469
Assets		5,438	6,071
Liabilities		14,346	13,602
Stock and index | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		13,980,117	14,789,284
Assets		570,267	158,445
Liabilities		282,945	796,181
Futures | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount	[1]	1,646,785	1,155,861
Assets	[1]	22,451	4,902
Liabilities	[1]	20,704	10,820
Swaps | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		6,773,467	8,190,648
Assets		448,803	82,803
Liabilities		86,100	321,135
Options | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		5,559,865	5,442,775
Assets		99,013	70,740
Liabilities		176,141	464,226
Credit | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		4,433,960	4,300,208
Assets		19,178	32,711
Liabilities		13,659	25,047
Swaps | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		4,433,960	4,300,208
Assets		19,178	32,711
Liabilities		13,659	25,047
Commodity | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		108,939	146,189
Assets		3,016	2,352
Liabilities		477	3,327
Futures | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount	[1]	3,281	5,807
Assets	[1]	68	150
Liabilities	[1]	3	128
Swaps | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		105,658	140,382
Assets		2,948	2,202
Liabilities		474	3,199
Other | Held For Trading
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		3,160,013	2,361,827
Assets		80,857	40,739
Liabilities		149,385	78,865
Financial debentures in foreign currencies | Hedge on Net Investments in Foreign Operations
Disclosure Of Detailed Information About Hedging Instruments Line Items [Line Items]
Notional amount		97,255	89,448
Assets		0	0
Liabilities		97,255	89,109
Changes in the fair value		₩ (3,080)	₩ (3,321)

[1]	Gain or loss arising from futures daily settlement is reflected in the margin accounts.